CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue from Major Customers) (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023
Customer A – Network Infrastructure and Services [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	17.00%		15.00%
Customer B – Satellite Networks [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage	13.00%			[1]
Customer C – Satellite Networks [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration risk percentage		[1]	20.00%

[1]	Less than 10%